Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 6,557	$ 5,981
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of property and equipment	3,238	3,218
Amortization of operating lease expenses	2,188	2,366
Amortization of intangible assets	232	225
(Recovery of) provision for credit losses	(212)	273
Income from equity method investment	(7)	(13)
Gain on disposal of property and equipment	(228)	(63)
Deferred income taxes	(328)	1
Changes in operating assets and liabilities:
Notes receivable	(5,870)	462
Accounts receivable	(333)	3,052
Prepayments and other current assets	(2,840)	(4,637)
Due from related parties	946	(1,570)
Other non-current assets	(704)	1,677
Accounts payable	(15,338)	(24,018)
Due to related parties	(343)	(257)
Salary and welfare payable	(3,120)	(636)
Accrued expenses and other current liabilities	(247)	371
Operating lease liabilities	(1,598)	(2,213)
Tax payables	5,258	1,394
Other non-current liabilities	289	(155)
Net cash used in operating activities	(12,460)	(14,542)
Cash flows from investing activities:
Purchase of long-term investments	(2,176)	(21)
Purchase of property and equipment	(3,027)	(7,813)
Proceeds from disposal of property and equipment	239	98
Loan to a related party	(213)
Loan to a third party		(2,993)
Net cash used in investing activities	(5,177)	(10,729)
Cash flows from financing activities:
Proceeds from notes payable	2,901	1,406
Repayments of notes payable	(4,352)	(6,974)
Proceeds from short-term bank loans	23,342	36,331
Repayments of short-term bank loans	(28,395)	(27,190)
Proceeds from long-term bank loans	4,294
Proceeds from related parties		110
Loan from a third party	150
Dividend to non-controlling shareholders		(28)
Capital contribution from non-controlling shareholders		237
Net cash (used in) provided by financing activities	(2,060)	3,892
Effects of exchange rate changes on cash, cash equivalents and restricted cash	989	90
Net decrease in cash, cash equivalents and restricted cash	(18,708)	(21,289)
Cash, cash equivalents and restricted cash, beginning of period	38,568	40,214
Cash, cash equivalents and restricted cash, end of period	19,860	18,925
Supplemental cash flow information:
Cash paid for income tax	1,549	992
Cash paid for interest	1,306	1,024
Non-cash transaction in investing and financing activities:
Liabilities incurred for purchase of property and equipment		858
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	4,957	233
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	16,895	14,327
Restricted cash	2,965	4,598
Total cash, cash equivalents and restricted cash	$ 19,860	$ 18,925